Emerge EMPWR Sustainable Select Growth Equity ETF
Schedule of Investments
April 30, 2023 (Unaudited)
1
Shares Value
Common Stocks – 96.7%
Communication Services – 3.4%
Alphabet, Inc., Class C* ........................................................ 154 $ 16,666
Consumer Discretionary – 5.3%
Amazon.com, Inc.* ............................................................ 111 11,705
TJX Cos., Inc. (The) ........................................................... 180 14,188
25,893
Consumer Staples – 9.1%
John B Sanfilippo & Son, Inc. .................................................... 115 11,954
Target Corp. .................................................................. 102 16,090
Walmart, Inc. ................................................................. 112 16,909
44,953
Energy – 3.4%
Cheniere Energy Partners LP .................................................... 371 16,921
Financials – 10.3%
City Holding Co. .............................................................. 197 17,964
MSCI, Inc. ................................................................... 35 16,886
Visa, Inc., Class A ............................................................. 68 15,826
50,676
Health Care – 19.9%
Amgen, Inc. .................................................................. 62 14,864
Danaher Corp. ................................................................ 56 13,267
Merit Medical Systems, Inc.* ..................................................... 227 18,453
Novartis AG, ADR ............................................................. 184 18,873
Novo Nordisk A/S, ADR ......................................................... 109 18,213
ResMed, Inc. ................................................................. 59 14,216
97,886
Industrials – 9.8%
CACI International, Inc., Class A* ................................................. 62 19,426
Nordson Corp. ................................................................ 63 13,627
WW Grainger, Inc. ............................................................. 22 15,303
48,356
Information Technology – 25.3%
Apple, Inc. ................................................................... 213 36,142
Fair Isaac Corp.* .............................................................. 21 15,287
Microsoft Corp. ............................................................... 119 36,564
Texas Instruments, Inc. ......................................................... 82 13,710
Trimble, Inc.* ................................................................. 253 11,916
VeriSign, Inc.* ................................................................ 50 11,090
124,709
Materials – 2.1%
Sherwin-Williams Co. (The) ..................................................... 43 10,214
Real Estate – 5.4%
Crown Castle, Inc. ............................................................. 55 6,770
National Storage Affiliates Trust .................................................. 173 6,669
Realty Income Corp. ........................................................... 209 13,134
26,573
Utilities – 2.7%
Chesapeake Utilities Corp. ...................................................... 107 13,215
Total Common Stocks (Cost $461,838) .......................................................... 476,062

Emerge EMPWR Sustainable Select Growth Equity ETF
Schedule of Investments
(Continued)
April 30, 2023 (Unaudited)
2
Value
Total Investments – 96.7%
(Cost $461,838) ............................................................................. $ 476,062
Other Assets in Excess of Liabilities – 3.3% ......................................................... 16,207
Net Assets – 100.0% .......................................................................... $ 492,269
* Non Income Producing
ADR : American Depositary Receipt
Summary of Investment Type
Sector
% of Net
Assets
Information Technology ............................................................................ 25.3%
Health Care ..................................................................................... 19.9%
Financials ...................................................................................... 10.3%
Industrials ...................................................................................... 9.8%
Consumer Staples ................................................................................ 9.1%
Real Estate ..................................................................................... 5.4%
Consumer Discretionary ........................................................................... 5.3%
Energy ......................................................................................... 3.4%
Communication Services .......................................................................... 3.4%
Utilities ......................................................................................... 2.7%
Materials ....................................................................................... 2.1%
Total Investments ................................................................................ 96.7%
Other Assets in Excess of Liabilities .................................................................. 3.3%
Net Assets ..................................................................................... 100.0%